Note 16 - Financial Expenses - Components of Finance Income (Expenses) (Details) - CAD ($) $ in Thousands	1 Months Ended	12 Months Ended			13 Months Ended
	Mar. 31, 2017	Mar. 31, 2019	Mar. 31, 2018	Feb. 28, 2017	Mar. 31, 2017
Statement Line Items [Line Items]
Interest income	$ 6	$ 475	$ 72	$ 119	$ 125
Foreign exchange gain (loss)	(3)	279	(32)	(177)	(180)
Interest payable on convertible debenture	(14)	(160)	(160)	(3)	(17)
Accretion of interest on convertible debenture	(17)	(205)	(206)	(5)	(22)
Transaction costs related to derivative warrant liabilities		(653)	(1,134)
Change in fair value of warrant liabilities	(22)	(6,287)	(344)	(31)	(53)
Other charges	(1)		(4)	(18)	(19)
Financial expenses	$ (51)	$ (6,551)	$ (1,808)	$ (115)	$ (166)